Finance income and expense	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income [Abstract]
Finance income and expense [Text Block]

16. Finance income and expense

(a) Finance income

The following is a summary of finance income recorded by the Company during the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
	$	$
Fair value adjustment on redeemable preference shares (note 9)	3,356	-
Interest income and other	2,899	1,036
Total finance income	6,255	1,036

(b) Finance expense

The following is a summary of finance expense recorded by the Company during the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
	$	$
Fair value adjustment on redeemable preference shares (note 9)	-	(5,617)
Interest on lease liability	(17)	(25)
Other	(6)	(5)
Total finance expense	(23)	(5,647)